CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 288	$ 24,712	$ (1,225)	$ 23,775
Balance at the beginning (in shares) at Dec. 31, 2019	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss			(1,965)	(1,965)
Balance at the end at Dec. 31, 2020	$ 288	24,712	(3,190)	21,810
Balance at the end (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss			(100)	(100)
Balance at the end at Mar. 31, 2021	$ 288	24,712	(3,290)	21,710
Balance at the end (in shares) at Mar. 31, 2021	2,875,000
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(3,190)	21,810
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss				(128,360)
Balance at the end at Sep. 30, 2021	$ 334	1,267,993	(131,550)	1,136,777
Balance at the end (in shares) at Sep. 30, 2021	3,336,500
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(3,190)	21,810
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss			(402,542)	(402,542)
Remeasurement of common stock to redemption amount		7,799,173		7,799,173
Sale of 461,500 Private Units	$ 46	4,614,954		$ 4,615,000
Sale of 461,500 Private Units (in shares)	461,500			461,500
Proceeds allocated to Public Warrants		4,427,500		$ 4,427,500
Balance at the end at Dec. 31, 2021	$ 334	1,267,993	(405,732)	862,595
Balance at the end (in shares) at Dec. 31, 2021	3,336,500
Balance at the beginning at Mar. 31, 2021	$ 288	24,712	(3,290)	21,710
Balance at the beginning (in shares) at Mar. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss			(90)	(90)
Balance at the end at Jun. 30, 2021	$ 288	24,712	(3,380)	21,620
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income/loss			(128,170)	(128,170)
Remeasurement of common stock to redemption amount		(7,799,173)	0	(7,799,173)
Sale of 461,500 Private Units	$ 46	4,614,954	0	$ 4,615,000
Sale of 461,500 Private Units (in shares)	461,500			461,500
Proceeds allocated to Public Warrants		4,427,500	0	$ 4,427,500
Balance at the end at Sep. 30, 2021	$ 334	1,267,993	(131,550)	1,136,777
Balance at the end (in shares) at Sep. 30, 2021	3,336,500
Balance at the beginning at Dec. 31, 2021	$ 334	1,267,993	(405,732)	862,595
Balance at the beginning (in shares) at Dec. 31, 2021	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income/loss			(121,627)	(121,627)
Balance at the end at Mar. 31, 2022	$ 334	1,267,993	(527,359)	740,968
Balance at the end (in shares) at Mar. 31, 2022	3,336,500
Balance at the beginning at Dec. 31, 2021	$ 334	1,267,993	(405,732)	862,595
Balance at the beginning (in shares) at Dec. 31, 2021	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income/loss				51,156
Balance at the end at Sep. 30, 2022	$ 334	916,810	(354,576)	562,568
Balance at the end (in shares) at Sep. 30, 2022	3,336,500
Balance at the beginning at Mar. 31, 2022	$ 334	1,267,993	(527,359)	740,968
Balance at the beginning (in shares) at Mar. 31, 2022	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income/loss			(35,497)	(35,497)
Balance at the end at Jun. 30, 2022	$ 334	1,267,993	(562,856)	705,471
Balance at the end (in shares) at Jun. 30, 2022	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income/loss			208,280	208,280
Remeasurement of common stock to redemption amount		(351,183)		(351,183)
Balance at the end at Sep. 30, 2022	$ 334	$ 916,810	$ (354,576)	$ 562,568
Balance at the end (in shares) at Sep. 30, 2022	3,336,500